Shares And Stockholders' Equity (Reconciliation Of The Denominator Calculations Of Basic And Diluted EPS) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the denominator (number of shares) in the calculations of basic and diluted earnings (loss) per common share
Weighted-average shares, as used in basic calculation	171,034,695	187,359,884	193,610,225
Shares to cover non-vested stock	968,005	1,357,245	687,240
Average stock options outstanding during the period	989,123	1,844,117	746,742
Assumed acquisition of shares with assumed proceeds and benefits from exercising stock options (at average market price for the period)	(783,232)	(1,419,165)	(576,582)
Shares repurchasable from measured but unrecognized stock option expense	(21,006)	(43,314)	(2,445)
Average deferred compensation shares	512,570
Weighted-average shares, as used in diluted calculation	172,700,155	189,098,767	194,465,180